Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Disclosures [Abstract]
Summary of Compensation of Key Management Personnel

The remuneration of directors of the Company and key management were as follows:

	For the six months ended June 30,
	2024	2023
(In thousands)
Short term benefits	$919	$1,626
Retirement benefit scheme contributions	8	8
Share-based payment	4,874	2,673
	$5,801	$4,307